SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jul. 29, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

HD SUPPLY, INC.

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(Amounts in millions)

Accounts Receivable Allowance for Doubtful Accounts:

	Balance at Beginning of Period	Acquisition or Disposition of Business Adjustment	Charges to Expense / (Income)		Doubtful Accounts Written Off, Net	Other Adjustments	Balance at End of Period
Period ended:
January 31, 2010	$94	2	23	(64)		(3)	$52
January 30, 2011	$52	—	12	(28)		—	$36
January 29, 2012	$36	(2)	12	(14)		—	$32

Deferred Tax Valuation Allowances:

	Balance at Beginning of Period	Charges to Expense	Balance at End of Period
Period ended:
January 31, 2010	$2	7	$9
January 30, 2011	$9	230	$239
January 29, 2012	$239	252	$491